UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1. Reports to Stockholders.

(a)

LeaderShares AlphaFactor Tactical Focused ETF

(LSAT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares AlphaFactor Tactical Focused ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$60,382,667
  Number of Portfolio Holdings31
  Advisory Fee $330,116
  Portfolio Turnover88%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 20.6%
Industrials 16.6%
Financials 16.6%
Technology 12.5%
Communications 11.3%
Health Care 6.1%
Materials 6.0%
Consumer Staples 3.3%
Real Estate 3.1%
Energy 3.0%
Money Market Funds 0.2%
Other Assets in Excess of Liabilities 0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.2%
Energy	3.0%
Real Estate	3.1%
Consumer Staples	3.3%
Materials	6.0%
Health Care	6.1%
Communications	11.3%
Technology	12.5%
Financials	16.6%
Industrials	16.6%
Consumer Discretionary	20.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Iridium Communications, Inc.	4.2%
Match Group, Inc.	3.8%
Harley-Davidson, Inc.	3.6%
Equitable Holdings, Inc.	3.5%
Ferguson Enterprises, Inc.	3.5%
Allison Transmission Holdings, Inc.	3.5%
Churchill Downs, Inc.	3.5%
DR Horton, Inc.	3.5%
API Group Corporation	3.5%
Synchrony Financial	3.5%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

LeaderShares AlphaFactor Tactical Focused ETF - Fund (LSAT)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-LSAT

LeaderShares AlphaFactor US Core Equity ETF

(LSAF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares AlphaFactor US Core Equity ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$113,290,469
  Number of Portfolio Holdings100
  Advisory Fee $412,080
  Portfolio Turnover91%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 19.5%
Technology 15.2%
Financials 15.1%
Industrials 15.1%
Health Care 8.3%
Materials 6.8%
Energy 6.7%
Consumer Staples 6.3%
Communications 3.9%
Real Estate 2.2%
Other Assets in Excess of Liabilities 0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	2.2%
Communications	3.9%
Consumer Staples	6.3%
Energy	6.7%
Materials	6.8%
Health Care	8.3%
Industrials	15.1%
Financials	15.1%
Technology	15.2%
Consumer Discretionary	19.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ON Semiconductor Corporation	1.6%
Western Digital Corporation	1.5%
TD SYNNEX Corporation	1.3%
Dell Technologies, Inc., Class C	1.2%
SBA Communications Corporation, Class A	1.2%
Ryder System, Inc.	1.2%
Crocs, Inc.	1.1%
JB Hunt Transport Services, Inc.	1.1%
Voya Financial, Inc.	1.1%
Masco Corporation	1.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

LeaderShares AlphaFactor US Core Equity ETF - Fund (LSAF)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund's website (https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-LSAF

LeaderShares Dynamic Yield ETF

(DYLD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about LeaderShares Dynamic Yield ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf. You can also request this information by contacting us at 1-888-617-1444.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$40,396,506
  Number of Portfolio Holdings179
  Advisory Fee $156,422
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	44.2%
U.S. Government & Agencies	55.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 54.4%
Communications 10.9%
Financials 7.7%
Health Care 6.4%
Technology 4.8%
Industrials 3.9%
Energy 2.9%
Consumer Staples 2.6%
Consumer Discretionary 2.4%
Materials 0.8%
Real Estate 0.5%
Utilities 0.3%
Other Assets in Excess of Liabilities 2.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.4%
Utilities	0.3%
Real Estate	0.5%
Materials	0.8%
Consumer Discretionary	2.4%
Consumer Staples	2.6%
Energy	2.9%
Industrials	3.9%
Technology	4.8%
Health Care	6.4%
Financials	7.7%
Communications	10.9%
U.S. Treasury Obligations	54.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.6300%, 07/09/26	54.1%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.2500%, 01/15/34	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
DIRECTV Holdings, LLC / DIRECTV Financing, Inc., 5.8750%, 08/15/27	0.3%
Frontier Communications Holdings, LLC, 5.0000%, 05/01/28	0.3%
Neptune Bidco US, Inc., 9.2900%, 04/15/29	0.3%
CCO Holdings, LLC / CCO Holdings Capital Corporation, 4.5000%, 06/01/33	0.3%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

LeaderShares Dynamic Yield ETF - Fund (DYLD)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-DYLD

(b)       Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Advised by Redwood Investment Management, LLC

Semi-Annual Financial Statements and Additional Information

April 30, 2026

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AUTOMOTIVE - 3.6%
91,841	Harley-Davidson, Inc.	$2,194,081

	BIOTECH & PHARMA - 3.1%
28,910	Halozyme Therapeutics, Inc.(a)	1,840,410

	CHEMICALS - 2.8%
13,506	CF Industries Holdings, Inc.	1,677,445

	COMMERCIAL SUPPORT SERVICES - 3.1%
58,729	H&R Block, Inc.	1,863,471

	CONSTRUCTION MATERIALS - 3.2%
5,530	Carlisle Companies, Inc.	1,964,589

	ELECTRICAL EQUIPMENT - 3.3%
33,580	Fortive Corporation	2,007,748

	FOOD - 3.3%
18,751	Post Holdings, Inc.(a)	1,964,167

	HEALTH CARE FACILITIES & SERVICES - 3.0%
11,804	DaVita, Inc.(a)	1,831,273

	HOME CONSTRUCTION - 6.7%
13,684	DR Horton, Inc.	2,105,421
13,585	Toll Brothers, Inc.	1,930,972
		4,036,393
	INDUSTRIAL SUPPORT SERVICES - 3.5%
45,998	API Group Corporation(a)	2,103,029

	INSURANCE - 10.0%
24,693	American International Group, Inc.	1,847,036
50,693	Equitable Holdings, Inc.	2,139,245

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSURANCE - 10.0% (Continued)
60,725	Kemper Corporation	$2,045,825
		6,032,106
	INTERNET MEDIA & SERVICES - 7.0%
22,504	GoDaddy, Inc., Class A(a)	1,953,122
60,592	Match Group, Inc.	2,267,353
		4,220,475
	LEISURE FACILITIES & SERVICES - 6.9%
22,661	Boyd Gaming Corporation	1,970,374
21,052	Churchill Downs, Inc.	2,126,042
		4,096,416
	OIL & GAS PRODUCERS - 3.0%
59,303	SM Energy Company	1,840,172

	RESIDENTIAL REIT - 3.1%
14,607	Sun Communities, Inc.	1,867,359

	RETAIL - DISCRETIONARY - 3.5%
7,961	Ferguson Enterprises, Inc.	2,131,239

	SOFTWARE - 3.2%
22,771	Fortinet, Inc.(a)	1,919,823

	SPECIALTY FINANCE - 6.6%
70,353	MGIC Investment Corporation	1,862,947
27,586	Synchrony Financial	2,102,054
		3,965,001
	TECHNOLOGY SERVICES - 9.3%
11,011	Morningstar, Inc.	1,857,666
19,373	Science Applications International Corporation	1,874,725
210,070	Western Union Company (The)	1,909,536
		5,641,927
	TELECOMMUNICATIONS - 4.2%
65,634	Iridium Communications, Inc.	2,564,320

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2%
50,439	Southwest Airlines Company	$1,912,647

	TRANSPORTATION EQUIPMENT - 3.5%
15,853	Allison Transmission Holdings, Inc.	2,129,850

	TOTAL COMMON STOCKS (Cost $57,241,136)	59,803,941

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
132,658	Goldman Sachs Financial Square Government Fund, Administration Class, 3.30%(b)(c) (Cost $132,658)	132,658

	TOTAL INVESTMENTS - 99.3% (Cost $57,373,794)	$59,936,599
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	446,068
	NET ASSETS - 100.0%	$60,382,667

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2026.

(c)	All or portion of the security is held in a separate collateral account at April 30, 2026, for option contracts. The total fair value of the collateral as of April 30, 2026, is $132,658 and represents 0.2% of net assets.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 3.1%
1,557	Curtiss-Wright Corporation	$1,121,351
13,029	Hexcel Corporation	1,223,033
12,003	Textron, Inc.	1,151,808
		3,496,192
	APPAREL & TEXTILE PRODUCTS - 1.1%
12,671	Crocs, Inc.(a)	1,292,189

	ASSET MANAGEMENT - 4.0%
3,794	Affiliated Managers Group, Inc.	1,117,978
2,358	Ameriprise Financial, Inc.	1,119,555
11,188	Charles Schwab Corporation (The)	1,025,268
15,324	Voya Financial, Inc.	1,255,955
		4,518,756
	AUTOMOTIVE - 2.9%
19,347	BorgWarner, Inc.	1,102,199
14,027	General Motors Company	1,078,536
8,732	Lear Corporation	1,110,099
		3,290,834
	BANKING - 1.1%
9,381	Citigroup, Inc.	1,200,580

	BEVERAGES - 1.0%
5,444	Coca-Cola Consolidated, Inc.	1,116,401

	BIOTECH & PHARMA - 0.9%
24,205	Exelixis, Inc.(a)	1,076,154

	CHEMICALS - 0.9%
22,911	DuPont de Nemours, Inc.	1,046,116

	COMMERCIAL SUPPORT SERVICES - 1.1%
158,608	ADT, Inc.	1,194,318

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONSTRUCTION MATERIALS - 1.0%
5,616	Eagle Materials, Inc.	$1,179,978

	CONSUMER SERVICES - 0.9%
6,155	Grand Canyon Education, Inc.(a)	1,040,626

	CONTAINERS & PACKAGING - 3.8%
8,305	AptarGroup, Inc.	1,027,162
17,648	Ball Corporation	1,077,940
10,460	Crown Holdings, Inc.	1,028,323
26,909	Silgan Holdings, Inc.	1,091,160
		4,224,585
	DIVERSIFIED INDUSTRIALS - 1.0%
5,039	Dover Corporation	1,140,880

	E-COMMERCE DISCRETIONARY - 1.0%
11,435	eBay, Inc.	1,183,294

	ELECTRICAL EQUIPMENT - 0.9%
29,867	Vontier Corporation	1,071,628

	ENGINEERING & CONSTRUCTION - 1.8%
12,283	AECOM	1,033,000
8,213	Jacobs Solutions, Inc.	1,062,845
		2,095,845
	ENTERTAINMENT CONTENT - 1.0%
17,917	Fox Corporation, Class A	1,137,550

	FOOD - 1.7%
9,204	Ingredion, Inc.	1,028,455
27,827	Pilgrim’s Pride Corporation	921,074
		1,949,529
	HEALTH CARE FACILITIES & SERVICES - 3.5%
2,227	HCA Healthcare, Inc.	967,520
14,258	Henry Schein, Inc.(a)	1,063,504

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5% (Continued)
2,216	Medpace Holdings, Inc.(a)	$927,751
5,777	Universal Health Services, Inc., Class B	972,096
		3,930,871
	HOME CONSTRUCTION - 3.9%
11,841	Lennar Corporation, Class A	1,069,242
17,458	Masco Corporation	1,253,834
158	NVR, Inc.(a)	997,907
8,923	PulteGroup, Inc.	1,091,818
		4,412,801
	HOUSEHOLD PRODUCTS - 1.0%
11,175	Church & Dwight Company, Inc.	1,084,646

	INFRASTRUCTURE REIT - 1.2%
6,095	SBA Communications Corporation	1,348,214

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
23,769	Virtu Financial, Inc., Class A	1,180,369

	INSURANCE - 6.9%
9,525	Aflac, Inc.	1,082,707
44,417	Corebridge Financial, Inc.	1,223,244
7,573	Globe Life, Inc.	1,168,514
7,704	Hartford Insurance Group, Inc. (The)	1,053,984
11,590	Principal Financial Group, Inc.	1,169,547
3,561	Travelers Companies, Inc. (The)	1,086,604
14,155	Unum Group	1,137,779
		7,922,379
	INTERNET MEDIA & SERVICES - 2.9%
6,275	Booking Holdings, Inc.	1,056,459
80,632	Lyft, Inc., Class A(a)	1,140,943
4,160	VeriSign, Inc.	1,117,626
		3,315,028
	LEISURE FACILITIES & SERVICES - 4.7%
3,473	Hilton Worldwide Holdings, Inc.	1,125,495

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE FACILITIES & SERVICES - 4.7% (Continued)
3,204	Marriott International Inc., Class A	$1,158,855
28,459	MGM Resorts International(a)	1,108,193
13,869	Planet Fitness, Inc., Class A(a)	924,646
15,273	Travel + Leisure Company	987,552
		5,304,741
	LEISURE PRODUCTS - 2.0%
72,448	Mattel, Inc.(a)	1,092,516
28,707	YETI Holdings, Inc.(a)	1,132,778
		2,225,294
	MACHINERY - 3.9%
9,085	AGCO Corporation	1,099,467
14,502	Flowserve Corporation	1,067,927
7,969	Middleby Corporation (The)(a)	1,118,528
7,255	Oshkosh Corporation	1,133,956
		4,419,878
	MEDICAL EQUIPMENT & DEVICES - 3.9%
6,158	Align Technology, Inc.(a)	1,083,870
5,835	Masimo Corporation(a)	1,041,139
11,942	Revvity, Inc.	1,034,416
4,168	West Pharmaceutical Services, Inc.	1,240,355
		4,399,780
	OIL & GAS PRODUCERS - 4.8%
3,535	Cheniere Energy, Inc.	971,948
16,287	HF Sinclair Corporation	1,094,649
4,156	Marathon Petroleum Corporation	1,031,893
2,066	Murphy USA, Inc.	1,214,809
4,093	Valero Energy Corporation	1,033,810
		5,347,109
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
25,824	Halliburton Company	1,092,355
54,397	NOV, Inc.	1,112,963
		2,205,318

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RESIDENTIAL REIT - 1.0%
10,576	Camden Property Trust	$1,110,692

	RETAIL - CONSUMER STAPLES - 1.7%
9,596	Dollar Tree, Inc.(a)	931,868
14,194	Kroger Company (The)	966,185
		1,898,053
	RETAIL - DISCRETIONARY - 3.0%
5,372	AutoNation, Inc.(a)	1,140,905
4,164	Lithia Motors, Inc.	1,208,059
5,760	Williams-Sonoma, Inc.	1,043,770
		3,392,734
	SEMICONDUCTORS - 1.6%
17,496	ON Semiconductor Corporation(a)	1,763,772

	SOFTWARE - 3.8%
45,701	Dropbox, Inc., Class A(a)	1,110,077
7,268	Palantir Technologies, Inc., Class A(a)	1,011,051
28,237	RingCentral, Inc., Class A	1,135,693
40,760	Teradata Corporation(a)	1,074,026
		4,330,847
	SPECIALTY FINANCE - 2.1%
5,742	Capital One Financial Corporation	1,098,445
2,428	Credit Acceptance Corporation(a)	1,225,921
		2,324,366
	STEEL - 1.1%
3,418	Reliance, Inc.	1,239,025

	TECHNOLOGY HARDWARE - 6.1%
6,588	Dell Technologies, Inc., Class C	1,376,563
3,669	F5, Inc.(a)	1,188,389
6,501	TD SYNNEX Corporation	1,483,398
1,736	Teledyne Technologies, Inc.(a)	1,121,196
3,989	Western Digital Corporation	1,733,299
		6,902,845

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES ALPHAFACTOR US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 3.7%
3,563	Corpay, Inc.(a)	$1,091,953
6,652	Leidos Holdings, Inc.	992,611
6,262	MarketAxess Holdings, Inc.	984,324
1,930	MSCI, Inc.	1,141,421
		4,210,309
	TRANSPORTATION & LOGISTICS - 3.3%
5,006	JB Hunt Transport Services, Inc.	1,259,159
7,707	Kirby Corporation(a)	1,160,212
5,140	Ryder System, Inc.	1,304,378
		3,723,749
	WHOLESALE - CONSUMER STAPLES - 0.9%
11,403	US Foods Holding Corporation(a)	1,066,066

	TOTAL COMMON STOCKS (Cost $99,805,052)	112,314,341

	TOTAL INVESTMENTS - 99.1% (Cost $99,805,052)	$112,314,341
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	976,128
	NET ASSETS - 100.0%	$113,290,469

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2%
	AEROSPACE & DEFENSE — 1.9%
89,000	Boeing Company (The)		5.1500	05/01/30	$90,473
90,000	Boeing Company (The)		5.7050	05/01/40	90,955
91,000	Boeing Company (The)		5.8050	05/01/50	88,647
93,000	Boeing Company (The)		5.9300	05/01/60	90,169
96,000	RTX Corporation		4.1250	11/16/28	95,637
109,000	RTX Corporation		4.5000	06/01/42	96,653
102,000	TransDigm, Inc.(a)		6.7500	08/15/28	103,505
102,000	TransDigm, Inc.(a)		6.8750	12/15/30	105,206
					761,245
	AUTOMOTIVE — 0.3%
127,000	Tenneco, Inc.(a)		8.0000	11/17/28	128,544

	BANKING — 5.6%
106,000	Bank of America Corporation(b)	SOFRRATE + 0.960%	1.7340	07/22/27	105,380
103,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	101,315
98,000	Bank of America Corporation Series N(b)	TSFR3M + 1.572%	4.2710	07/23/29	97,507
102,000	Bank of America Corporation(b)	TSFR3M + 1.472%	3.9740	02/07/30	100,517
115,000	Bank of America Corporation(b)	TSFR3M + 1.252%	2.4960	02/13/31	106,560
112,000	Bank of America Corporation(b)	SOFRRATE + 1.320%	2.6870	04/22/32	101,678
136,000	Bank of America Corporation(b)	SOFRRATE + 1.930%	2.6760	06/19/41	97,786
134,000	Bank of America Corporation(b)	SOFRRATE + 1.580%	3.3110	04/22/42	102,749
119,000	Bank of America Corporation Series B(b)	TSFR3M + 3.412%	4.0830	03/20/51	92,915
95,000	Citigroup, Inc.		4.4500	09/29/27	95,052
98,000	Citigroup, Inc.(b)	SOFRRATE + 3.914%	4.4120	03/31/31	96,948
115,000	Citigroup, Inc.(b)	SOFRRATE + 2.107%	2.5720	06/03/31	105,804
112,000	JPMorgan Chase & Company(b)	TSFR3M + 1.510%	2.7390	10/15/30	105,520
97,000	JPMorgan Chase & Company(b)	TSFR3M + 3.790%	4.4930	03/24/31	96,696
111,000	JPMorgan Chase & Company(b)	TSFR3M + 1.250%	2.5800	04/22/32	100,463
90,000	JPMorgan Chase & Company		6.4000	05/15/38	99,375
118,000	JPMorgan Chase & Company(b)	TSFR3M + 1.642%	3.9640	11/15/48	92,185
129,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.580%	3.3280	04/22/52	87,948

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	BANKING —5.6% (Continued)
99,000	Wells Fargo & Company		3.0000	10/23/26	$98,509
107,000	Wells Fargo & Company(b)	SOFRRATE + 2.100%	2.3930	06/02/28	104,726
113,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	106,711
141,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	106,406
109,000	Wells Fargo & Company(b)	TSFR3M + 4.502%	5.0130	04/04/51	96,625
					2,299,375
	BEVERAGES —0.5%
96,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.		4.7000	02/01/36	93,855
102,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	99,640
					193,495
	BIOTECH & PHARMA — 2.1%
97,000	AbbVie, Inc.		2.9500	11/21/26	96,428
105,000	AbbVie, Inc.		3.2000	11/21/29	101,076
113,000	AbbVie, Inc.		4.0500	11/21/39	99,188
115,000	AbbVie, Inc.		4.2500	11/21/49	93,017
114,000	Amgen, Inc.		4.6630	06/15/51	95,548
88,000	AstraZeneca plc		6.4500	09/15/37	98,119
116,000	Bristol-Myers Squibb Company		4.2500	10/26/49	93,061
88,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	97,508
78,000	Pfizer, Inc.		7.2000	03/15/39	91,228
					865,173
	CABLE & SATELLITE — 5.4%
33,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	32,980
111,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.0000	02/01/28	109,713
115,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.3750	06/01/29	113,205
109,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		6.3750	09/01/29	109,233
113,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	107,137
117,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	08/15/30	109,216
123,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.2500	02/01/31	111,584
127,000	CCO Holdings, LLC / CCO Holdings Capital Corporation		4.5000	05/01/32	111,592
133,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.5000	06/01/33	114,148
140,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.2500	01/15/34	117,514

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	CABLE & SATELLITE — 5.4% (Continued)
102,000	Comcast Corporation(a)		5.1680	01/15/37	$99,620
104,000	Comcast Corporation		4.6000	10/15/38	95,111
109,000	Comcast Corporation		4.7000	10/15/48	89,171
151,000	Comcast Corporation		2.8870	11/01/51	86,851
148,000	Comcast Corporation		2.9370	11/01/56	81,615
117,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(a)		5.8750	08/15/27	117,158
138,000	DISH DBS Corporation(a)		5.2500	12/01/26	136,725
141,000	DISH DBS Corporation(a)		5.7500	12/01/28	138,627
109,000	DISH Network Corporation(a)		11.7500	11/15/27	112,607
93,000	Sirius XM Radio, Inc.(a)		5.0000	08/01/27	92,712
109,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	105,911
					2,192,430
	CONSTRUCTION MATERIALS — 0.3%
113,000	Standard Industries, Inc.(a)		4.3750	07/15/30	107,832

	DIVERSIFIED INDUSTRIALS —0.2%
89,000	General Electric Company		6.7500	03/15/32	98,915

	E-COMMERCE DISCRETIONARY — 0.5%
99,000	Amazon.com, Inc.		3.1500	08/22/27	97,927
115,000	Amazon.com, Inc.		4.0500	08/22/47	91,459
					189,386
	ELECTRIC UTILITIES — 0.3%
109,000	FirstEnergy Corporation		3.9000	07/15/27	108,274

	ELECTRICAL EQUIPMENT — 0.5%
103,000	Emerald Debt Merger Sub, LLC(a)		6.6250	12/15/30	105,562
99,000	WESCO Distribution, Inc.(a)		7.2500	06/15/28	99,350
					204,912
	ENGINEERING & CONSTRUCTION — 0.2%
96,000	Brand Industrial Services, Inc.(a)		10.3750	08/01/30	88,381

	FOOD —1.9%
97,000	Kraft Heinz Foods Company		3.0000	06/01/26	96,888

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	FOOD —1.9% (Continued)
95,000	Kraft Heinz Foods Company		3.8750	05/15/27	$94,576
100,000	Kraft Heinz Foods Company		4.2500	03/01/31	98,269
89,000	Kraft Heinz Foods Company(a)		7.1250	08/01/39	97,666
106,000	Kraft Heinz Foods Company		5.0000	06/04/42	93,810
104,000	Kraft Heinz Foods Company		5.2000	07/15/45	91,405
111,000	Kraft Heinz Foods Company		4.3750	06/01/46	87,036
111,000	Kraft Heinz Foods Company		4.8750	10/01/49	91,148
					750,798
	HEALTH CARE FACILITIES & SERVICES — 3.0%
94,000	Cigna Group (The)		4.3750	10/15/28	94,015
110,000	Cigna Group (The)		4.9000	12/15/48	95,440
93,000	CVS Health Corporation		4.3000	03/25/28	92,650
107,000	CVS Health Corporation		4.7800	03/25/38	99,324
109,000	CVS Health Corporation		5.1250	07/20/45	96,380
109,000	CVS Health Corporation		5.0500	03/25/48	94,076
121,000	DaVita, Inc.(a)		4.6250	06/01/30	117,180
105,000	HCA, Inc.		5.6250	09/01/28	107,030
111,000	HCA, Inc.		3.5000	09/01/30	105,593
110,000	Tenet Healthcare Corporation		5.1250	11/01/27	109,951
80,000	Tenet Healthcare Corporation		6.1250	10/01/28	80,245
107,000	Tenet Healthcare Corporation		6.1250	06/15/30	107,731
					1,199,615
	INDUSTRIAL INTERMEDIATE PROD —0.3%
99,000	Chart Industries, Inc.(a)		7.5000	01/01/30	102,886

	INDUSTRIAL SUPPORT SERVICES — 0.3%
110,000	United Rentals North America, Inc.		4.8750	01/15/28	109,802

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
96,000	Goldman Sachs Group, Inc. (The)(b)	TSFR3M + 1.563%	4.2230	05/01/29	95,376
109,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 1.281%	2.6150	04/22/32	98,056
95,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	103,270
96,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	101,682

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.8% (Continued)
106,000	Morgan Stanley(b)	SOFRRATE + 0.879%	1.5930	05/04/27	$105,974
97,000	Morgan Stanley(b)	TSFR3M + 1.890%	4.4310	01/23/30	96,540
115,000	Morgan Stanley Series GMTN (b)	SOFRRATE + 1.143%	2.6990	01/22/31	107,009
					707,907
	INSURANCE — 0.3%
98,000	HUB International Ltd.(a)		7.2500	06/15/30	101,428

	INTERNET MEDIA & SERVICES — 0.3%
115,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	114,045

	LEISURE FACILITIES & SERVICES — 1.4%
110,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	108,012
117,000	1011778 BC ULC / New Red Finance, Inc.(a)		4.0000	10/15/30	111,387
102,000	Caesars Entertainment, Inc.(a)		7.0000	02/15/30	103,517
110,000	Carnival CorporationLtd. (a)		4.0000	08/01/28	107,516
111,000	Royal Caribbean Cruises Ltd.(a)		5.5000	04/01/28	112,215
					542,647
	MEDICAL EQUIPMENT & DEVICES — 1.3%
94,000	Abbott Laboratories		4.9000	11/30/46	85,792
112,000	Avantor Funding, Inc.(a)		4.6250	07/15/28	110,469
98,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	101,308
110,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	106,980
109,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	108,529
					513,078
	METALS & MINING — 0.5%
107,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	102,409
116,000	Novelis Corporation(a)		4.7500	01/30/30	111,200
					213,609
	OIL & GAS PRODUCERS — 2.8%
111,000	Cheniere Energy Partners, L.P.		4.0000	03/01/31	107,016
96,000	Civitas Resources, Inc.(a)		8.7500	07/01/31	100,737
88,000	ConocoPhillips		6.5000	02/01/39	97,643
127,000	ConocoPhillips Company		4.0250	03/15/62	91,669

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	OIL & GAS PRODUCERS —2.8% (Continued)
93,000	Continental Resources, Inc.(a)		5.7500	01/15/31	$95,063
93,000	Shell Finance US, Inc.(a)		6.3750	12/15/38	102,478
123,000	Shell Finance US, Inc.		4.3750	05/11/45	104,221
103,000	Venture Global LNG, Inc.(a)		8.1250	06/01/28	105,438
96,000	Venture Global LNG, Inc.(a)		9.5000	02/01/29	104,802
105,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	109,516
98,000	Venture Global LNG, Inc.(a)		9.8750	02/01/32	105,172
					1,123,755
	OIL & GAS SERVICES & EQUIPMENT —0.1%
32,000	Weatherford International Ltd.(a)		8.6250	04/30/30	32,810

	REAL ESTATE INVESTMENT TRUSTS —0.5%
111,000	SBA Communications Corporation		3.8750	02/15/27	110,214
114,000	SBA Communications Corporation		3.1250	02/01/29	109,825
					220,039
	RETAIL - DISCRETIONARY — 0.2%
94,000	Home Depot, Inc. (The)		5.8750	12/16/36	100,116

	SEMICONDUCTORS — 0.5%
121,000	Broadcom, Inc.(a)		3.1370	11/15/35	103,193
125,000	Broadcom, Inc.(a)		3.1870	11/15/36	105,118
					208,311
	SOFTWARE — 2.8%
115,000	AthenaHealth Group, Inc.(a)		6.5000	02/15/30	109,718
115,000	Cloud Software Group, Inc.(a)		9.0000	09/30/29	112,945
115,000	McAfee Corporation(a)		7.3750	02/15/30	93,290
98,000	Microsoft Corporation		2.4000	08/08/26	97,590
94,000	Microsoft Corporation		3.3000	02/06/27	93,582
147,000	Microsoft Corporation		2.5250	06/01/50	86,895
131,000	Microsoft Corporation		2.9210	03/17/52	83,687
151,000	Microsoft Corporation		2.6750	06/01/60	83,200
129,000	Oracle Corporation		3.6000	04/01/50	77,348
133,000	Oracle Corporation		3.8500	04/01/60	77,107
115,000	Picard Midco, Inc.(a)		6.5000	03/31/29	111,967

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	SOFTWARE — 2.8% (Continued)
108,000	SS&C Technologies, Inc.(a)		5.5000	09/30/27	$107,939
					1,135,268
	TECHNOLOGY HARDWARE —1.0%
114,000	Apple, Inc.		3.8500	05/04/43	94,653
97,000	Apple, Inc.		4.6500	02/23/46	87,266
116,000	Imola Merger Corporation(a)		4.7500	05/15/29	114,070
96,000	NCR Atleos Escrow Corporation(a)		9.5000	04/01/29	102,176
					398,165
	TECHNOLOGY SERVICES — 0.5%
113,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	114,369
109,000	Visa, Inc.		4.3000	12/14/45	92,992
					207,361
	TELECOMMUNICATIONS —5.2%
95,000	AT&T, Inc.		4.3500	03/01/29	94,925
97,000	AT&T, Inc.		4.3000	02/15/30	96,328
121,000	AT&T, Inc.		2.5500	12/01/33	102,337
141,000	AT&T, Inc.		3.5000	09/15/53	91,534
142,000	AT&T, Inc.		3.5500	09/15/55	91,515
134,000	AT&T, Inc.		3.8000	12/01/57	89,629
143,000	AT&T, Inc.		3.6500	09/15/59	91,525
75,000	British Telecommunications plc		9.6250	12/15/30	89,448
79,000	Deutsche Telekom International Finance BV		8.7500	06/15/30	90,597
116,000	Frontier Communications Holdings, LLC(a)		5.0000	05/01/28	116,001
75,000	Orange S.A.		9.0000	03/01/31	88,310
81,000	Verizon Communications, Inc.		4.1250	03/16/27	81,023
106,000	Verizon Communications, Inc.		4.3290	09/21/28	106,094
111,000	Verizon Communications, Inc.		4.0160	12/03/29	109,479
110,000	Verizon Communications, Inc.		2.5500	03/21/31	100,074
100,000	Verizon Communications, Inc.		4.5000	08/10/33	97,134
128,000	Verizon Communications, Inc.		3.4000	03/22/41	98,435
108,000	Verizon Communications, Inc.		4.8620	08/21/46	93,867
140,000	Verizon Communications, Inc.		3.5500	03/22/51	97,623
125,000	Verizon Communications, Inc.		3.7000	03/22/61	82,857
105,000	Vodafone Group plc		5.2500	05/30/48	95,154

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 43.2% (Continued)
	TELECOMMUNICATIONS —5.2% (Continued)
100,000	Vodafone Group plc(b)	USSW5 + 4.873%	7.0000	04/04/79	$104,370
					2,108,259
	TOBACCO & CANNABIS — 0.2%
99,000	BAT Capital Corporation		3.5570	08/15/27	97,987

	TRANSPORTATION & LOGISTICS — 0.5%
111,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	111,080
109,000	United Airlines, Inc.(a)		4.6250	04/15/29	107,648
					218,728
	TOTAL CORPORATE BONDS (Cost $18,841,270)				17,444,576

	U.S. GOVERNMENT & AGENCIES — 54.4%
	U.S. TREASURY BILLS & NOTES — 54.4%
22,000,000	United States Treasury Bill(c)		3.6300	07/09/26	21,848,095
62,000	United States Treasury Note		1.6250	05/15/31	55,216
55,000	United States Treasury Note		2.2500	05/15/41	39,831
65,000	United States Treasury Note		2.3750	05/15/51	40,235
					21,983,377
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost$22,028,384)				21,983,377

	TOTAL INVESTMENTS – 97.6% (Cost $40,869,654)				$39,427,953
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%				968,553
	NET ASSETS -100.0%				$40,396,506

BV	- Besloten Vennooschap

GMTN	- Global Medium-Term Note

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

S.A.	- Société Anonyme

SOFRRATE	Secured Overnight Financing Rate

TSFR3M	Treasury Secured Overnight Financing Rate 3 Month

USSW5	USD 5 Year Interest Rate Swap

See accompanying notes which are an integral part of these financial statements.

LEADERSHARES DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026,the total market value of Rule 144A securities is $6,246,338 or 15.5% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2026.

(c)	Zero coupon bond. Rate disclosed is the current yield as of April 30, 2026.

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

	LeaderShares®	LeaderShares®
	AlphaFactor®	AlphaFactor®	LeaderShares®
	Tactical Focused ETF	US Core Equity ETF	Dynamic Yield ETF
ASSETS
Investment securities:
Investments, at cost	$57,373,794	$99,805,052	$40,869,654
Investments, at fair value	$59,936,599	$112,314,341	$39,427,953
Cash	522,961	986,370	729,015
Foreign currencies (cost $7,472)	7,612	—	—
Due from Adviser	—	—	574
Receivable for foreign tax reclaims	—	1,699	—
Receivable for investments sold	1,059,345	—	—
Dividends and interest receivable	331	29,816	238,964
TOTAL ASSETS	61,526,848	113,332,226	40,396,506

LIABILITIES
Payable for capital shares redeemed	1,111,386	—	—
Investment advisory fees payable	32,795	41,757	—
TOTAL LIABILITIES	1,144,181	41,757	—
NET ASSETS	$60,382,667	$113,290,469	$40,396,506

Net Assets Consist Of:
Paid in capital	$92,475,093	$156,998,777	$48,825,314
Accumulated deficit	(32,092,426)	(43,708,308)	(8,428,808)
NET ASSETS	$60,382,667	$113,290,469	$40,396,506

Net Asset Value Per Share:
Net Assets	$60,382,667	$113,290,469	$40,396,506
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,425,000	2,300,000	1,800,000
Net asset value (Net Assets ÷ Shares Outstanding)	$42.37	$49.26	$22.44

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2026

	LeaderShares®	LeaderShares®
	AlphaFactor®	AlphaFactor®	LeaderShares®
	Tactical Focused ETF	US Core Equity ETF	Dynamic Yield ETF
INVESTMENT INCOME
Dividends	$724,114	$658,004	$—
Interest	13,918	15,285	940,454
TOTAL INVESTMENT INCOME	738,032	673,289	940,454

EXPENSES
Investment advisory fees	330,116	412,080	156,422
TOTAL EXPENSES	330,116	412,080	156,422
NET INVESTMENT INCOME	407,916	261,209	784,032

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(8,258,162)	(7,097,700)	(88,983)
In-kind redemptions	7,003,752	15,636,018	(24,855)
Foreign currency transactions	(661)	—	—
Realized gain (loss) on investments	(1,255,071)	8,538,318	(113,838)
Change in unrealized appreciation (depreciation) on:
Investments	5,354,460	4,600,544	(223,506)
Foreign currency translations	140	—	—
	5,354,600	4,600,544	(223,506)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,099,529	13,138,862	(337,344)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,507,445	$13,400,071	$446,688

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$407,916	$1,510,360
Net realized loss on investments and foreign currency transactions	(8,258,823)	(4,374,248)
Net realized gain on in-kind redemptions	7,003,752	19,472,706
Unrealized appreciation (depreciation) on investments and foreign currency translations	5,354,600	(16,387,268)
Net increase in net assets resulting from operations	4,507,445	221,550

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(1,382,438)	(1,456,599)
Net decrease in net assets resulting from distributions to shareholders	(1,382,438)	(1,456,599)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	33,275,022	69,246,377
Cost of shares redeemed	(55,961,570)	(110,262,680)
Net decrease in net assets resulting from shares of beneficial interest	(22,686,548)	(41,016,303)

TOTAL DECREASE IN NET ASSETS	(19,561,541)	(42,251,352)

NET ASSETS
Beginning of Period	79,944,208	122,195,560
End of Period	$60,382,667	$79,944,208

SHARE ACTIVITY
Shares sold	850,000	1,725,000
Shares redeemed	(1,425,000)	(2,725,000)
Net decrease in shares of beneficial interest outstanding	(575,000)	(1,000,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$261,209	$808,754
Net realized loss on investments	(7,097,700)	(15,179,089)
Net realized gain on in-kind redemptions	15,636,018	34,365,480
Unrealized appreciation (depreciation) on investments	4,600,544	(7,825,433)
Net increase in net assets resulting from operations	13,400,071	12,169,712

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(757,295)	(610,245)
Net decrease in net assets resulting from distributions to shareholders	(757,295)	(610,245)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	72,518,627	153,286,213
Cost of shares redeemed	(83,203,414)	(209,824,078)
Net decrease in net assets resulting from shares of beneficial interest	(10,684,787)	(56,537,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,957,989	(44,978,398)

NET ASSETS
Beginning of Period	111,332,480	156,310,878
End of Period	$113,290,469	$111,332,480

SHARE ACTIVITY
Shares sold	1,600,000	3,700,000
Shares redeemed	(1,825,000)	(5,000,000)
Net decrease in shares of beneficial interest outstanding	(225,000)	(1,300,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$784,032	$2,352,531
Net realized loss on investments	(88,983)	(19,576)
Net realized loss on in-kind redemptions	(24,855)	(227,642)
Unrealized appreciation (depreciation) on investments	(223,506)	339,569
Net increase in net assets resulting from operations	446,688	2,444,882

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributable Earnings	(937,745)	(2,489,990)
Net decrease in net assets resulting from distributions to shareholders	(937,745)	(2,489,990)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	(3,398,018)	(23,749,152)
Net decrease in net assets resulting from shares of beneficial interest	(3,398,018)	(23,749,152)

TOTAL DECREASE IN NET ASSETS	(3,889,075)	(23,794,260)

NET ASSETS
Beginning of Period	44,285,581	68,079,841
End of Period	$40,396,506	$44,285,581

SHARE ACTIVITY
Shares redeemed	(150,000)	(1,050,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(1,050,000)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® Tactical Focused ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net asset value, beginning of year/period	$39.97		$40.73	$32.43	$32.98	$35.11	$24.09
Activity from investment operations:
Net investment income (1)	0.24		0.59	0.49	0.44	0.49	0.51
Net realized and unrealized gain (loss) on investments	2.90		(0.83)	8.45	(0.88)	(1.40)	10.60
Total from investment operations	3.14		(0.24)	8.94	(0.44)	(0.91)	11.11
Less distributions from:
Net investment income	(0.74)		(0.52)	(0.64)	(0.11)	(0.88)	(0.09)
Return of capital	—		—	—	—	(0.34)	—
Total distributions	(0.74)		(0.52)	(0.64)	(0.11)	(1.22)	(0.09)
Net asset value, end of year/period	$42.37		$39.97	$40.73	$32.43	$32.98	$35.11
Market price, end of year/period	$42.40		$39.95	$40.77	$32.42	$32.93	$35.13
Total return (2)	7.98	% (3)	(0.59)%	27.93%	(1.32)%	(2.76)%	46.20%
Net assets, at end of year/period (000s)	$60,383		$79,944	$122,196	$186,454	$157,485	$128,144
Ratio of expenses to average net assets	0.99	% (4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	1.23	% (4)	1.45%	1.33%	1.33%	1.48%	1.53%
Portfolio Turnover Rate (5)	88	% (3)	189%	107%	192%	229%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® AlphaFactor® US Core Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022	October 31, 2021
	(Unaudited)
Net asset value, beginning of year/period	$44.09		$40.87	$30.58	$30.18	$33.72	$24.72
Activity from investment operations:
Net investment income (1)	0.11		0.24	0.18	0.27	0.27	0.11
Net realized and unrealized gain (loss) on investments	5.37		3.15	10.40	0.23	(3.56)	8.99
Total from investment operations	5.48		3.39	10.58	0.50	(3.29)	9.10
Less distributions from:
Net investment income	(0.31)		(0.17)	(0.29)	(0.10)	(0.25)	(0.10)
Total distributions	(0.31)		(0.17)	(0.29)	(0.10)	(0.25)	(0.10)
Net asset value, end of year/period	$49.26		$44.09	$40.87	$30.58	$30.18	$33.72
Market price, end of year/period	$49.25		$44.10	$40.85	$30.56	$30.20	$33.78
Total return (2)	12.49	% (3)	8.33%	34.79%	1.66%	(9.76)%	36.84%
Net assets, at end of year/period (000s)	$113,290		$111,332	$156,311	$155,180	$146,385	$123,093
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.48	% (4)	0.58%	0.49%	0.85%	0.88%	0.35%
Portfolio Turnover Rate (5)	91	% (3)	159%	146%	136%	150%	177%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® Dynamic Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented

	For the Six Months		For the Year	For the Year	For the Year	For the Year		For the Period
	Ended		Ended	Ended	Ended	Ended		Ended
	April 30, 2026		October 31, 2025	October 31, 2024	October 31, 2023	October 31, 2022		October 31, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$22.71		$22.69	$21.59	$21.60	$25.07		$25.00
Activity from investment operations:
Net investment income (1)	0.42		0.93	1.00	0.72	0.36		0.18
Net realized and unrealized gain (loss) on investments	(0.19)		0.08	1.09	(0.03)	(3.46)		0.04
Total from investment operations	0.23		1.01	2.09	0.69	(3.10)		0.22
Less distributions from:
Net investment income	(0.50)		(0.99)	(0.99)	(0.70)	(0.36)		(0.15)
Net realized gains	—		—	—	—	(0.01)		—
Total distributions	(0.50)		(0.99)	(0.99)	(0.70)	(0.37)		(0.15)
Net asset value, end of year/period	$22.44		$22.71	$22.69	$21.59	$21.60		$25.07
Market price, end of year/period	$22.42		$22.69	$22.64	$21.54	$21.61		$25.12
Total return (2)	1.04	% (3)	4.57%	9.80%	3.17%	(12.45	)% (3)	0.88	% (3)
Net assets, at end of year/period (000s)	$40,397		$44,286	$68,080	$88,516	$89,653		$71,461
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75%	0.75%	0.75	% (4)	0.75	% (4)
Ratio of net investment income to average net assets	3.76	% (4)	4.11%	4.43%	3.23%	1.58	% (4)	2.11	% (4)
Portfolio Turnover Rate (5)	0	% (3)	1%	47%	0%	66	% (3)	6	% (3)

*	Fund commenced operation on June 28, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year/period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in creations or redemptions. (Note 7)

See accompanying notes which are an integral part of these financial statements.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1. ORGANIZATION

The LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF (each, a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The LeaderShares® AlphaFactor® Tactical Focused ETF seek to generate long-term capital growth. The LeaderShares® AlphaFactor® US Core Equity ETF seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the AlphaFactor® US Core Equity Index. The LeaderShares® Dynamic Yield ETF seeks current income. The LeaderShares® AlphaFactor® US Core Equity ETF commenced operations on October 1, 2018. The LeaderShares®AlphaFactor® Tactical Focused ETF commenced operations on October 26, 2020. The LeaderShares® Dynamic Yield ETF commenced operations on June 28, 2021.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds and closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange-Traded Funds – The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of open-end fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Funds’ Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by any series of the Trust, including the Funds.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026, for the Funds’ investments measured at fair value:

LeaderShares® AlphaFactor® Tactical Focused ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$59,803,941	$—	$—	$59,803,941
Money Market Fund	132,658	—	—	132,658
Total	$59,936,599	$—	$—	$59,936,599

LeaderShares® AlphaFactor® US Core Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$112,314,341	$—	$—	$112,314,341
Total	$112,314,341	$—	$—	$112,314,341

LeaderShares® Dynamic Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$17,444,576	$—	$17,444,576
U.S. Government & Agencies	—	21,983,377	—	21,983,377
Total	$—	$39,427,953	$—	$39,427,953

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – For the, LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® AlphaFactor® US Core Equity ETF, dividends from net investment income, if any, are declared and paid annually. For the LeaderShares® Dynamic Yield ETF, dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature.

To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Quarterly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The average month end notional value of the purchased options the LeaderShares® AlphaFactor® Tactical Focused ETF Fund invested in during the six months ended April 30, 2026, was $50,592,500. The LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF did not invest in option contracts during the six months ended April 30, 2026.

For the six months ended April 30, 2026, the LeaderShares® AlphaFactor® Tactical Focused ETF had net realized loss of $3,728,571 and net unrealized appreciation of $3,350,781 on purchased options subject to equity price risk. The realized loss and unrealized appreciation amounts are included in the line items marked “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2023, to October 31, 2025, or expected to be taken in the Funds’ October 31, 2026, year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

3. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), as well as cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to:

	Purchases		Sales
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® AlphaFactor® Tactical Focused ETF	$60,980,350	$—	$116,785,255	$—
LeaderShares® AlphaFactor® US Core Equity ETF	108,855,738	—	191,793,288	—
LeaderShares® Dynamic Yield ETF	—	—	1,711,318	—

	Purchases In-Kind		Sales In-Kind
		U.S. Gov’t		U.S. Gov’t
	Other	Obligations	Other	Obligations
LeaderShares® AlphaFactor® Tactical Focused ETF	$32,559,588	$—	$55,784,532	$—
LeaderShares® AlphaFactor® US Core Equity ETF	71,860,555	—	82,509,775	—
LeaderShares® Dynamic Yield ETF	—	—	1,244,725	—

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Redwood Investment Management, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to investment advisory agreement between the Trust and the Adviser with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the LeaderShares® AlphaFactor® Tactical Focused ETF, LeaderShares® AlphaFactor® US Core Equity ETF, and LeaderShares® Dynamic Yield ETF pay the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.99%, 0.75% and 0.75%, respectively, of each Funds’ average daily net assets. For the six months ended April 30, 2026, the Funds incurred the following advisory fees:

Investment Advisory Fees
LeaderShares® AlphaFactor® Tactical Focused ETF	$330,116
LeaderShares® AlphaFactor® US Core Equity ETF	412,080
LeaderShares® Dynamic Yield ETF	156,422

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Funds’ 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Funds may invest, and extraordinary or non-recurring expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds. Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”), its affiliates, and the Funds’ Adviser or its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds, including affiliates of the Adviser.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with UFS, the Adviser on behalf of the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Funds. The Chief Compliance Officer of the Trust is also an officer of NLCS, and is not paid any fees directly by the Adviser or Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Funds.

Each Trustee who is not affiliated with the Trust or an adviser to a fund within the Trust receives quarterly fees. For the six months ended April 30, 2026, the Trustees received fees in the amount of $26,400 with respect to the Funds, paid by the Adviser out of the unitary fee.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2026, was as follows:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Purposes	Appreciation	Depreciation	App/Dep
LeaderShares® AlphaFactor® Tactical Focused ETF	$62,495,675	$5,832,968	$(8,392,044)	$(2,559,076)
LeaderShares® AlphaFactor® US Core Equity ETF	99,798,324	14,509,837	(1,993,820)	12,516,017
LeaderShares® Dynamic Yield ETF	40,876,002	214,429	(1,662,478)	(1,448,049)

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2025, and October 31, 2024, was as follows:

For the period ended October 31, 2025:

	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor Tactical Focused ETF	$1,456,599	$—	$—	$—	$1,456,599
LeaderShares® AlphaFactor® US Core Equity ETF	610,245	—	—	—	610,245
LeaderShares® Dynamic Yield ETF	2,489,990	—	—	—	2,489,990

For the period ended October 31, 2024:

	Ordinary	Long-Term	Return	Tax Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
LeaderShares® AlphaFactor Tactical Focused ETF	$2,646,455	$—	$—	$—	$2,646,455
LeaderShares® AlphaFactor® US Core Equity ETF	1,243,170	—	—	—	1,243,170
LeaderShares® Dynamic Yield ETF	3,187,125	—	—	—	3,187,125

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
LeaderShares® AlphaFactor® Tactical Focused ETF	$1,087,184	$—	$—	$(28,391,081)	$—	$(7,913,536)	$(35,217,433)
LeaderShares® AlphaFactor® US Core Equity ETF	562,236	—	—	(64,828,793)	—	7,915,473	(56,351,084)
LeaderShares® Dynamic Yield ETF	186,329	—	—	(6,743,732)	(155,805)	(1,224,543)	(7,937,751)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for debt modification, adjustments for accrued dividend payable and adjustments for C-Corps.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
LeaderShares® AlphaFactor® Tactical Focused ETF	$26,849,019	$1,542,062	$28,391,081	$2,511,053
LeaderShares® AlphaFactor® US Core Equity ETF	61,319,878	3,508,915	64,828,793	—
LeaderShares® Dynamic Yield ETF	3,034,206	3,709,526	6,743,732	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the year ended October 31, 2025 as follows:

	Paid in	Accumulated
Fund	Capital	Earnings (Losses)
LeaderShares® AlphaFactor® Tactical Focused ETF	$17,496,672	$(17,496,672)
LeaderShares® AlphaFactor® US Core Equity ETF	34,395,804	(34,395,804)
LeaderShares® Dynamic Yield ETF	(227,642)	227,642

7. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the tables below:

LeaderShares® AlphaFactor® Tactical Focused ETF and LeaderShares® AlphaFactor® US Core Equity ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$600	0.20%	2.00%

LeaderShares® Dynamic Yield ETF

Fee for In-Kind and	Minimum Additional Variable	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$500	0.20%	2.00%

*	As a percentage of the amount invested.

8. PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose it to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information include further information regarding the risks associated with each Fund’s investments. The Risks associated with the Funds’ investments include, but are not limited to:

LeaderShares® AlphaFactor® Tactical Focused ETF: active trading risk, authorized participant concentration risk, cash positions risk, cybersecurity risk, equity risk, ETF structure risks, fluctuation of net asset value risk, focus risk, gap risk, investment companies risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, quantitative investing risk, rules-based strategy risk, sector risk, tactical overlay strategy risk, underlying funds risk, U.S. Government securities risk, and volatility risk.

LeaderShares® AlphaFactor® US Core Equity ETF: active trading risk, authorized participant concentration risk, calculation methodology risk, concentration risk, consumer discretionary sector risk, cybersecurity risk, ETF structure risks, equity risk, financial sector risk, fluctuation of net asset value risk, gap risk, index risk, index tracking error risk, industrial sectors risk, information technology sector risk, management risk, market capitalization risk, market events risk, market risk, passive investment risk, portfolio turnover risk, retail sector risk, rules-based strategy risk, and volatility risk.

LeaderShares® Dynamic Yield ETF: active trading risk, asset allocation risk, authorized participant concentration risk, bank loan risk, cash positions risk, convertible securities risk, credit risk, credit spread risk, currency risk, cybersecurity risk, emerging markets risk, ETF structure risk, equity risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investments risk, gap risk, high yield fixed income securities (“Junk Bond”) risk, index risk, investment companies risk, issuer-specific risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, swap risk, underlying funds risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

ETF Structure Risks. Each Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”

Trading in shares on the exchange on which a Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or the changing economic, political or market conditions.

Fluctuation of Net Asset Value Risk. The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Funds’ holdings trading individually or in the aggregate at any point in time. Unlike conventional ETFs, LeaderShares® AlphaFactor® Tactical Focused ETF, and LeaderShares® Dynamic Yield ETF are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the shares will trade at premiums

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

or discounts to NAV.

Index Tracking Error Risk. As with all index funds, the performance of the LeaderShares® AlphaFactor® US Core Equity ETF and the index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the index. In addition, the LeaderShares® AlphaFactor® US Core Equity ETF may not be fully invested in the securities of the index at all times, may deviate from the relative weightings of the index or may hold securities not included in the index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Market Risk. Overall market risk may affect the value of individual instruments in which the Funds invest. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and its investments and could result in decreases to the Fund’s net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

LeaderShares® ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2026

9. ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on December 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the LeaderShares AlphaFactor Tactical Focused ETF, LeaderShares AlphaFactor US Core Equity ETF, and LeaderShares Dynamic Yield ETF (each a “LeaderShares ETF” or a “Fund,” and together the “LeaderShares ETFs” or the “Funds”).

In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each LeaderShares ETF by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each LeaderShares ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of each LeaderShares ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Redwood. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations and representations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. The Board considered renewal of the Advisory Agreement with respect to each Fund separately.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the LeaderShares ETFs included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the LeaderShares ETFs, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the LeaderShares ETFs and their background and experience; a summary of the financial condition of Redwood; a quarterly written report containing Redwood’s performance commentary; Redwood’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management and its derivative risk management processes and procedures; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees and expenses of each of the LeaderShares ETFs to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Broadridge (the “Peer Group”).

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used for the LeaderShares ETFs and that, in advising the LeaderShares ETFs, Redwood employed quantitative and tactical investment elements, as applicable, which require a significant level of sophistication and labor to execute. The Board noted that, in addition to the reports on the information with respect to portfolio management functions from Redwood, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and any disciplinary history. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program and any compliance matters and Redwood’s retention of an independent third-party compliance consultant and willingness to follow the recommendations thereof.

The Board also considered the significant risks assumed by Redwood in connection with the services provided to the LeaderShares ETFs, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the LeaderShares ETFs.

In considering the nature, extent, and quality of the services provided by Redwood, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that Redwood had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the LeaderShares ETFs.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

Performance. In considering each LeaderShares ETF’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each LeaderShares ETF’s performance results. Among other data, the Board considered each LeaderShares ETF’s performance for the one-year, three-year, five-year, as applicable, and since inception periods ended September 30, 2025, as compared to a benchmark index and against the median performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. With respect to the LeaderShares ETFs, the Board also received discount/premium information, as well as tracking error information for those LeaderShares ETFs passively managed against an index.

With respect to the LeaderShares® AlphaFactor® US Core Equity ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the median of its Peer Group for the three-year period and the median of its Morningstar category for the one-year, three-year and five-year periods. The Board also considered that the Fund’s performance was equal to the median of its Peer Group and Morningstar category for the since inception period. The Board further considered that the Fund had underperformed the median of its Peer Group for the one-year and five-year periods and the benchmark index for the one-year, three-year, five year, and since inception periods. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s more recent relative performance, including current market conditions.

With respect to the LeaderShares® AlphaFactor® Tactical Focused ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had underperformed the median of its Peer Group and its Morningstar category and the benchmark index for the one-year, three-year, and since inception periods. The Board noted the relatively short performance history of the Fund. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from that of funds in the Peer Group.

With respect to the LeaderShares® Dynamic Yield ETF (for this paragraph only, the “Fund”), the Board considered that the Fund had outperformed the benchmark index for the one-year, three-year and since inception periods and underperformed the median of both its Morningstar category and its Peer Group for the one-year, three-year, and since inception periods. The Board noted the relatively short performance history of the Fund. The Board also took into account Redwood’s discussion of the factors that contributed to the Fund’s relative performance, including current market conditions and differences in the Fund’s strategy from that of funds in the Peer Group.

The Board also considered Redwood’s discussion of each LeaderShares ETF’s performance, including the factors that contributed to any underperformance, including current market conditions, as well as the quarterly written reports containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood and the factors contributing to any difference in performance with any other funds managed by Redwood with a similar strategy, if any. The Board also noted that Redwood was actively monitoring the performance of each LeaderShares ETF and considered more recent performance information provided at this Meeting. The Board concluded that

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

each LeaderShares ETF was being managed in a manner substantially consistent with its investment objective and strategies and that the overall performance of each of the LeaderShares ETFs was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed, and supported renewal of the Advisory Agreement with respect to each of the LeaderShares ETFs.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each LeaderShares ETF’s contractual advisory fee and operating expenses compared to such LeaderShares ETF’s Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized the data’s limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the LeaderShares® AlphaFactor® US Core Equity ETF, the Board noted, among other data, that the Fund’s unitary fee was above the median management fee of both the Fund’s Peer Group and its Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board noted the Fund’s unitary fee structure as compared to certain other funds in the Peer Group that did not utilize the same type of fee structure. The Board recognized that the Fund’s net total expenses were above the median net expenses of its Peer Group and Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of other funds in the Peer Group.

With respect to the LeaderShares® AlphaFactor® Tactical Focused ETF, the Board noted, among other data, that the Fund’s unitary fee was above the median management fee of both the Fund’s Peer Group and Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board noted the Fund’s unitary fee structure as compared to certain other funds in the Peer Group that did not utilize the same type of fee structure. The Board recognized that the Fund’s net total expenses were also above the median net expenses of both its Peer Group and its Morningstar category, but were not the highest among the funds in its Peer Group or Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from that of the other funds in the Peer Group.

With respect to the LeaderShares® Dynamic Yield ETF, the Board noted, among other data, that the Fund’s unitary fee was above the median management fee of the contractual management fee of both the Fund’s Peer Group and Morningstar category, but was not the highest among the funds in its Peer Group or Morningstar category. The Board noted the Fund’s unitary fee structure as compared to certain other funds in the Peer Group that did not utilize the same type of fee structure. The Board recognized that the Fund’s net total expenses were also above the median net expenses of its Peer Group and Morningstar category but were not the highest among the funds in its Peer Group or Morningstar category.

The Board took into account Redwood’s discussion of the LeaderShares ETFs’ expenses. The Board also noted the extent to which Redwood was reimbursing expenses of each Fund, which when factored in, causes the total expenses of each such Fund to be more competitive compared to the other funds in such Fund’s respective Peer Group.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

In considering the level of the advisory fee paid with respect to each of the LeaderShares ETFs, the Board took into account the cost of other, private accounts managed by Redwood that used a similar strategy, if any, noting that any variance in the advisory fees was attributable to the differences in the management of these funds versus the private accounts.

Based on the factors above, the Board concluded that the advisory fee for each of the LeaderShares ETFs was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the LeaderShares ETFs. The Board reviewed a profitability analysis prepared by Redwood based on each LeaderShares ETF’s asset level and considered the total profits of Redwood from its relationship with each of the LeaderShares ETFs on a Fund-by-Fund basis and for the LeaderShares ETFs and other funds advised by Redwood in the aggregate. The Board also considered that Redwood had entered into unitary fee arrangements with respect to the LeaderShares ETFs under which Redwood pays most of such Funds’ operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which such Funds may invest, and extraordinary or non-recurring expenses such as litigation to which such Funds may be a party and indemnification of the Trustees and officers with respect thereto). The Board concluded that Redwood’s profitability from its relationship with each of the LeaderShares ETFs, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each LeaderShares ETF as each LeaderShares ETF grew and whether fee levels reflected these economies. The Board noted that each LeaderShares ETF’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that while expenses of managing each LeaderShares ETF as a percentage of assets under management were expected to decrease as each LeaderShares ETF’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective LeaderShares ETF had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its relationship with the LeaderShares ETFs. The Board considered that Redwood uses certain LeaderShares ETFs as components of model portfolios it builds for its clients. The Board considered that Redwood has represented to the Board that it did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds. The Board concluded that any such benefits are reasonable.

LeaderShares® ETFs
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2026

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements with respect to the LeaderShares ETFs, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations and commitments made by Redwood previously and at the Meeting, determined that approval of each of the Advisory Agreements with respect to each of the respective LeaderShares ETFs for an additional one-year term was in the best interests of each LeaderShares ETF and its shareholders.

In considering the Advisory Agreement renewal with respect to each of the LeaderShares ETFs, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of each LeaderShares ETF’s performance and operations throughout the year.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 6 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-617-1444 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
President/Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ James Colantino
James Colantino
President/Principal Executive Officer
Date: 7/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ Laura Szalyga
Laura Szalyga
Treasurer/Principal Financial Officer
Date: 7/2/2026